Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of Aggregate Amounts of Cash, Cash Equivalents, and Restricted Cash
Cash as reported in the accompanying consolidated statements of cash flows includes the aggregate amounts of cash, cash equivalents, and restricted cash as presented on the accompanying consolidated balance sheets as follows (in thousands):

	March 31, 2022	March 31, 2021
Cash and cash equivalents	$2,060,400	$2,055,044
Restricted cash	13,634	86,632

Cash, cash equivalents and restricted cash	$2,074,034	$2,141,676

Schedule of Estimated Useful Lives Used for Asset Type	The following table provides the range of estimated useful lives used for each asset type:

Property and Equipment	Estimated Useful Life
Computers	3 years
Laboratory and other equipment	5 - 10 years
Furniture and fixtures	7 years
Software	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term